Capital stock and capital risk management - Summary of detailed information about changes in equity (Detail) - USD ($) $ in Thousands		12 Months Ended
	Dec. 05, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Beginning Balance		$ 517,874	$ 517,873	$ 586,706
Number of shares		95,355,432	88,406,480	88,629,879
Shares to be granted in LTIP				$ 1
Number of shares				2,038,643
Number of shares			1,176,811
Reduction of capital stock	$ (19,965)	$ (19,965)		$ (39,530)
Number of shares		0
Number of shares			5,772,141
Series A shares granted for the LTIP		$ 1	$ 1
Number of shares		2,011,219
Number of shares				972,121
Share repurchase		$ (99,846)		$ (29,304)
Number of shares repurchased		(2,081,198)		(3,234,163)
Ending Balance		$ 398,064	$ 517,874	$ 517,873
Number of shares		95,285,453	95,355,432	88,406,480
Series C common shares [member]
Number of shares		2	2	2
Number of shares				0
Number of shares		2	2	2
Series A common shares [member]
Beginning Balance		$ 517,874	$ 517,873	$ 586,706
Number of shares		95,355,430	88,406,478	88,629,877
Shares to be granted in LTIP				$ 1
Number of shares				2,038,643
Number of shares			1,176,811
Reduction of capital stock		$ (19,965)		$ (39,530)
Number of shares		0
Number of shares			5,772,141
Series A shares granted for the LTIP		$ 1	$ 1
Number of shares		2,011,219
Number of shares				972,121
Share repurchase		$ (99,846)		$ (29,304)
Number of shares repurchased		(2,081,198)		(3,234,163)
Ending Balance		$ 398,064	$ 517,874	$ 517,873
Number of shares		95,285,451	95,355,430	88,406,478